The Company has the following restricted share units outstanding as at December 31, 2021 and December 31, 2020: (Details) - Number	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Units
Beginning balance
Granted	2,493,739
Forfeited	(38,042)
Ending balance	2,455,697
Vested	711,452